Exhibit 99.25

Borrower Last Name	Allonhill Loan ID	Customer Loan ID	Status	Moodys and DBRS Initial Overall Grade	Moodys and DBRS Overall Grade	S&P Initial Overall Grade	S&P Overall Grade	Initial Credit Grade	Credit Grade	Credit Comment History	Credit Open Conditions	Credit Waived/Cleared Conditions	Moodys and DBRS Initial Property Grade	Moodys and DBRS Property Grade	Moodys and DBRS Property Comment History	S&P Initial Property Grade	S&P Property Grade	S&P Property Comment History	Property Open Conditions	Property Waived/Cleared Conditions	Initial Compliance Grade	Compliance Grade	Compliance Comment History	Compliance Open Conditions	Compliance Waived/Cleared Conditions	Compensating Factors
redacted	redacted	redacated	PC Review Complete	C	A	C	B	C	A	Date Created: 11/16/2011 || Grade: C || 11/16/11 1) LOE for access to bank funds. 2) 12 mos mortgage history. 3) Missing tax returns for rental property breakdown.
Date Created: 12/01/2011 || Grade: C || (1) After further review, since the co-signer on the asset account appears to be the borrower's spouse and is related to the borrower, the letter for access to funds in the joint account is not required. ***Grade remains a C for the following: (1) 12 months mortgage history (2) Missing tax returns for rental property breakdown.
Date Created: 12/05/2011 || Grade: C || (1) The one month missing from the housing history is considered a non-material guideline violation as there are compensating factors to make up for the one missing month of information. The borrower has 50 months of PITI reserves and only 2 months were required, and a FICO of 734. Client has accepted the non-material violation. Final grade will not be higher than a B. ***Grade remains a C for the following: (1) Missing tax returns for rental property breakdown.
Date Created: 01/05/2012 || Grade: A || (1) 2009 and 2010 complete tax returns provided that show the rental property was a property in Australia. Then on the 2010 tax returns, it shows that the property was sold, confirmed by the form 4797, sale of business property. ***Grade changed from a C, to an A. No further credit issues noted.	-- Per guidelines 12 months of mortgage or rental history is required. The credit report only shows 11 months

   + REASON: The one month missing from the housing history is considered a non-material guideline violation as there are compensating factors to make up for the one missing month of information. The borrower has 50 months of PITI reserves and only 2 months were required, and a FICO of 734. Client has accepted the non-material violation.

 -- Provide LOE from [redacted] regarding joint accounts of [redacted] giving borrower 100% access to all funds.

   + REASON: After further review, since the co-signer on the asset account appears to be the borrower's spouse and is related to the borrower, the letter for access to funds in the joint account is not required.

   + COMMENT: In order for the [redacted] accounts to be used for qualifying purposes, a letter of explanation is required in order to determine that there is no doubt on the type of accounts these are classified as and the borrower has full access to the funds.

 -- Missing Federal Income Tax Return - Provide personal tax returns for 2009/2010 to be reviewed for rental properties listed on Schedule E.

   + REASON: 2009 and 2010 complete tax returns provided that show the rental property was a property in Australia. Then on the 2010 tax returns, it shows that the property was sold, confirmed by the form 4797, sale of business property.

   + COMMENT: Tax transcripts do not break out each rental property in order to perform an accurate calculation of rental income/loss.

+ COMMENT: After review, the tax returns are still needed to tie the property addresses to documentation that can be provided to show properties have transferred out of the borrower's possession. Provide the 2010 and 2009 tax returns and evidence on the current status of each property listed on the returns.	A	A	Date Created: 10/12/2011 || Grade: A || The subject was appraised "as is" by a Certified Residential appraiser on Fannie Mae Form 1004 who considered the property in overall good condition, complete, and needing no repairs. The primary appraisal appears to adequately support the value within a 10% variance. According to Moodys Guidelines, the property is given the grade of A.	B	B	Date Created: 10/12/2011 || Grade: B || The primary appraisal valued the subject at $1,020,000. No AVM was available. The EDR supported the primary appraisal. According to S&P Guidelines, the property is given the grade of B.	C	A	Date Created: 11/16/2011 || Grade: C || 11/16/11 1) Lender extension missing.
Date Created: 11/30/2011 || Grade: A || The rate was lowered on 10/21/2011 from 4.000% to 3.750% which does not required the loan to be re-locked. Grade changed from a C, to an A. No further compliance issues noted.	-- Missing Lender Rate Lock - Missing re-lock confirmation with an interest rate of 3.75%.

																									+ REASON: The rate was lowered on 10/21/2011 from 4.000% to 3.750% which does not required the loan to be re-locked.	-- 50 months reserves verified, 2 months required. -- 3.42 years with current employer verified. -- 73% LTV/CLTV, 80% LTV/CLTV max.